Convertible Promissory Note and Warrant Purchase Agreement - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($) Investor Stockholders	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Convertible Promissory Note [Line Items]
Fair value of warrants			$ 884,500
Interest expense			$ 349,759
Warrants to Purchase Common Stock [Member]
Convertible Promissory Note [Line Items]
Warrants outstanding, Expiration Date			2020-11
Term of expiration period			5 years
Convertible Promissory Note and Warrant Purchase Agreement [Member]
Convertible Promissory Note [Line Items]
Number of investors | Investor	3
Number of preferred stockholders | Stockholders	2
Notes principle balance outstanding			$ 6,000,000
Promissory notes, interest rate	6.00%
Debt instrument, redemption, description up on event of transfer			In the event that 50% of the voting power of the Company's stockholders is transferred in a transaction or series of transactions prior to March 31, 2016, the Company will repay the investors 120% of the outstanding principal plus unpaid accrued interest upon such event.
Debt issuance cost			$ 21,327
Interest expense			349,759
Unamortized debt discount			$ 602,332
Convertible Promissory Note and Warrant Purchase Agreement [Member] | Convertible Debt [Member]
Convertible Promissory Note [Line Items]
Notes principle balance outstanding	$ 6,000,000
Convertible Promissory Note and Warrant Purchase Agreement [Member] | Series I One Preferred Stock [Member]
Convertible Promissory Note [Line Items]
Convertible preferred stock, per share | $ / shares			$ 0.58
Convertible Promissory Note and Warrant Purchase Agreement [Member] | Minimum [Member]
Convertible Promissory Note [Line Items]
Equity financing, total proceeds			$ 1,000,000
Convertible Promissory Note and Warrant Purchase Agreement [Member] | If the PO or Reverse Merger did not occur by February 28, 2016 [Member]
Convertible Promissory Note [Line Items]
Percentage of warrant equals outstanding principal balance of notes			17.50%
Convertible Promissory Note and Warrant Purchase Agreement [Member] | Warrants to Purchase Common Stock [Member]
Convertible Promissory Note [Line Items]
Number of shares investor purchase as percent of principal amount borrowed			15.00%
Exercise price of each share of equity securities | $ / shares			$ 0.01
Convertible Promissory Note and Warrant Purchase Agreement [Member] | Subsequent Event [Member]
Convertible Promissory Note [Line Items]
Equity financing, total proceeds		$ 25,000,000
Voting power, stockholders		50.00%
Principal plus unpaid accrued interest, repayment percentage		120.00%